Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Corporate Revolving Credit Facility [Member]	Sep. 30, 2013 Corporate Revolving Credit Facility [Member]	Dec. 31, 2012 Corporate Revolving Credit Facility [Member]	Dec. 31, 2013 Ahafo Project Facility [Member]	Dec. 31, 2013 International Finance Corporation [Member]	Dec. 31, 2013 Commercial Lender [Member]	Dec. 31, 2013 PTNNT [Member]	Dec. 31, 2013 PTNNT [Member] Non-Current [Member]	Dec. 31, 2012 PTNNT [Member] Non-Current [Member]	Dec. 31, 2013 Convertible Senior Notes Net Of Discount 2014 And 2017 [Member]	Dec. 31, 2013 Convertible Senior Notes Net Of Discount 2014 [Member]	Dec. 31, 2012 Convertible Senior Notes Net Of Discount 2014 [Member]	Dec. 31, 2013 Convertible Senior Notes Net Of Discount 2017 [Member]	Dec. 31, 2012 Convertible Senior Notes Net Of Discount 2017 [Member]	Dec. 31, 2013 Convertible Senior Notes Net Of Discount [Member]	Dec. 31, 2012 Convertible Senior Notes Net Of Discount [Member]	Dec. 31, 2011 Convertible Senior Notes Net Of Discount [Member]	Dec. 31, 2013 Senior Notes Net Of Discount Due 2019 [Member]	Dec. 31, 2012 Senior Notes Net Of Discount Due 2019 [Member]	Dec. 31, 2013 Senior Notes Net Of Discount Due 2039 [Member]	Dec. 31, 2013 Senior Notes Net Of Discount Due 2035 [Member]	Dec. 31, 2012 Senior Notes Net Of Discount Due 2035 [Member]	Dec. 31, 2013 Senior Notes Net Of Discount 2022 [Member]	Dec. 31, 2012 Senior Notes Net Of Discount 2022 [Member]	Dec. 31, 2013 Senior Notes Net Of Discount 2042 [Member]	Dec. 31, 2012 Senior Notes Net Of Discount 2042 [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 609
Long-term Debt, Maturities, Repayments of Principal in Year Two	166
Long-term Debt, Maturities, Repayments of Principal in Year Three	221
Long-term Debt, Maturities, Repayments of Principal in Year Four	771
Long-term Debt, Maturities, Repayments of Principal in Year Five	1
Long-term Debt, Maturities, Repayments of Principal after Year Five	5,104
Line Of Credit Facility Maximum Borrowing Capacity Previous				2,500
Outstanding Letters Of Credit Under Revolver				173	175	394
Line Of Credit Facility Maximum Borrowing Capacity				3,000						600
Line Of Credit Facility Outstanding				153
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage										2.00%
Debt Instrument, Interest Rate, Stated Percentage							3.50%			4.00%				1.25%		1.63%					5.13%		6.25%	5.875%		3.50%		4.875%
Revolving credit facility											555	180
Principal amount	1,150												1,150	575	575	575	575
Proceeds From Convertible Debt													1,126
Principal amount							85	75	10				575								900		1,100	600		1,500		1,000
Effective interest rate														6.00%		6.25%
Conversion price on convertible notes													$ 43.70
Conversion price on call spread transaction													$ 56.99
Estimated fair value	999	1,306												560	636	503	613				951	1,029		516	678	1,297	1,530	758	1,028
Interest expense, net	(303)	(249)	(244)															17	18	32
Amortization of debt discount																		46	46	67
Proceeds from debt, net	$ 1,538	$ 3,524	$ 2,011																		$ 895		$ 1,080			$ 1,479		$ 983
Debt Instrument Interest Rate Terms							Borrowings bear interest of LIBOR plus 3.5%.
Debt Instrument, Covenant Description				The corporate revolving credit facility contains a financial ratio covenant requiring the Company to maintain a net debt (total debt net of cash and cash equivalents) to total capitalization ratio of less than or equal to 62.5% in addition to the covenants noted above. Furthermore, the corporate revolving credit facility contains covenants limiting the sale of all or substantially all of the Company's assets, certain change of control provisions and a negative pledge on certain assets.			The Ahafo project facility contains a financial ratio covenant requiring the Company to maintain a net debt (total debt net of cash and cash equivalents) to EBITDA (earnings before interest expense, income and mining taxes, depreciation and amortization) ratio of less than or equal to 4.0 and a net debt to total capitalization ratio of less than or equal to 62.5%.